SUPPLEMENT TO
                                     PART B
                      INFORMATION REQUIRED IN A STATEMENT
                           OF ADDITIONAL INFORMATION






SUPPLEMENT      BRIDGES INVESTMENT FUND, INC.      CAPITAL STOCK
July 31, 1998      8401 West Dodge Road
                  Omaha, Nebraska  68114
                      402-397-4700




     Douglas P. Person, Vice President of Bridges Investment Fund, Inc., and Vice President of Bridges Investment Counsel, Inc., the investment adviser and manager to the Fund, resigned his position with the Fund and Bridges Investment Counsel, Inc. effective July 31, 1998, to pursue other professional opportunities.